Proposed Public Offering (Details)	Jan. 18, 2021 $ / shares shares
Proposed Public Offering [Member]
Proposed Public Offering (Details) [Line Items]
Sale of unit | shares	35,000,000
Purchase price per share | $ / shares	$ 10
Over-Allotment Option [Member]
Proposed Public Offering (Details) [Line Items]
Sale of unit | shares	40,250,000
Class A Ordinary Shares [Member]
Proposed Public Offering (Details) [Line Items]
Purchase price per share | $ / shares	$ 11.5